Series A and B 9% Convertible Preferred Stock (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				201 Months Ended	210 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2005	Jul. 31, 2012	Apr. 30, 2013	Feb. 02, 2012 Investment Rights Liability Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Apr. 30, 2013 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Jul. 08, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Jan. 31, 2012 Series B Convertible Preferred Stock [Member]	Apr. 30, 2011 Series B Convertible Preferred Stock [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member]	Apr. 30, 2012 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Oct. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]
Convertible preferred stock, shares authorized																		5,500	2,000	2,000		2,000		2,000	0	0
Convertible preferred stock, par value (in dollars per share)																		$ 1,000	$ 1,000	$ 1,000		$ 1,000		$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares issued																		2,575	1,490	2,000		0		1,490	0	0
Incremental Common Shares Attributable to Conversion of Preferred Stock			6,129,666											17,166,666	17,166,666					13,333,333		13,333,333
Convertible Preferred Stock Conversion Price														$ 0.15						$ 0.15
Preferred Stock, Dividend Rate, Percentage																9.00%						9.00%		9.00%
Additional Preferred Stock Dividend Rate Percentage																3						300		3
Conversion of Preferred Stock	$ 0				$ 0			$ 0								$ 270						$ 11,207,750		$ 270
Conversion of Stock, Amount Converted																1,000								1,000
Percentage Of Unpaid Dividend																18.00%								18.00%
Increased Preferred Stock Dividend Rate Percentage																18.00%								18.00%
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																2,575,000
Balance at July 31, 2012 - Derivative warrant liability											2,000,000
Conversion of Preferred Stock (in shares)	2,575							0				17,166,666							3,400,001								6,129,666	11,207,750
Conversion of Stock, Shares Converted	2,575					2,575						2,575							510
Convertible preferred stock, shares outstanding												1,287				1,287			1,490			0		1,490	0	0
Discounted Rate Of Preferred Stock																100.00%
Preferred Stock, Value, Outstanding												1,287,000				1,287,000
Accounts Payable and Accrued Liabilities												347,490				347,490			402,300					402,300
Preferred Stock Holder Whole Payment																		695,250	540,000					540,000
Dividends, Preferred Stock, Stock													12,383
Stock Issued To Make Whole Payment					1,512,443				1,512,443
Proceeds from issuance of preferred stock		$ 1,975,000	$ 1,450,000	$ 1,975,000	$ 1,975,000	$ 2,315,000	$ 0		$ 16,305,000	$ 17,755,000							$ 2,315,000				$ 1,975,000		$ 1,975,000